ARTIO GLOBAL FUNDS

Supplement dated April 19, 2012 to the

Prospectus dated March 1, 2012

Artio International Equity Fund

Artio International Equity Fund II

Artio Global High Income Fund

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

In the section entitled “Fees and Expenses of the Fund” beginning on page 2, the Annual Fund Operating Expenses table for the Artio International Equity Fund is replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

	Class A	Class I
Management Fees(1)	0.89%	0.89%
Distribution and/or Service (12b-1) Fees	0.25%	0.00%
Other Expenses	0.15%	0.15%
Total Annual Fund Operating Expenses(2)	1.29%	1.04%

(1)	Restated to reflect current fees. Effective April 18, 2012, the advisory fee for the Fund is reduced to 0.90% of the first $5.0 billion in average daily net assets, 0.88% on next $2.5 billion in average daily net assets, and 0.85% on daily net assets over $7.5 billion.
(2)	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net assets in the “Financial Highlights” section of this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.

In the section entitled “Expense Example” beginning on page 2, the table for the Artio International Equity Fund is replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A	$131	$409	$708	$1,556
Class I	$106	$331	$574	$1,271

In the section entitled “Fees and Expenses of the Fund” beginning on page 13, the Annual Fund Operating Expenses table for the Artio International Equity Fund II is replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

	Class A	Class I
Management Fees(1)	0.89%	0.89%
Distribution and/or Service (12b-1) Fees	0.25%	0.00%
Other Expenses	0.14%	0.14%
Total Annual Fund Operating Expenses(2)	1.28%	1.03%

(1)	Restated to reflect current fees. Effective April 18, 2012, the advisory fee for the Fund is reduced to 0.90% of the first $5.0 billion in average daily net assets, 0.88% on next $2.5 billion in average daily net assets, and 0.85% on daily net assets over $7.5 billion.
(2)	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net assets in the “Financial Highlights” section of this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.

In the section entitled “Expense Example” beginning on page 13, the table for the Artio International Equity Fund II is replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A	$130	$406	$702	$1,545
Class I	$105	$328	$569	$1,259

In the section entitled “Fees and Expenses of the Fund” beginning on page 33, the Annual Fund Operating Expenses table for the Artio Global High Income Fund is replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

	Class A	Class I
Management Fees(1)	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	0.00%
Other Expenses	0.11%	0.10%
Total Annual Fund Operating Expenses(2)	1.01%	0.75%
Fee Waiver/Expense Reimbursement	(0.01)%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(3)	1.00%	0.75%

(1)	Effective April 18, 2012, the advisory fee for the Fund is reduced to 0.65% of the first $5.0 billion in average daily net assets, 0.63% on next $2.5 billion in average daily net assets, 0.60% on next $2.5 billion in average daily net assets, and 0.59% on daily net assets over $10 billion.
(2)	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net expenses in the “Financial Highlights” section of this Prospectus to the extent that the Acquired Fund Fees and Expenses are included in the table above.
(3)	The Adviser has contractually agreed to reimburse certain expenses of the Fund through February 28, 2013 (the “Expense Limitation”). Net operating expenses of the Fund, based on the average daily net assets, are limited to 1.00% for Class A shares and 0.75% for Class I shares. Acquired Fund Fees and Expenses are excluded from this calculation. This arrangement does not include interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund’s total annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. The Expense Limitation may only be terminated by the Board of Trustees of the Fund.

In the sub-section entitled “Investment Adviser” within the section entitled “Fund Management” beginning on page 150, the fourth paragraph is replaced with the following:

Under the advisory agreement for the International Equity Fund and International Equity Fund II, effective April 18, 2012, the Adviser is entitled to a fee for providing investment advisory services at the annual rate of 0.90% of the first $5.0 billion of average daily net assets of the Fund, 0.88% of the next $2.5 billion of average daily net assets of the Fund and 0.85% of the average daily net assets of the Fund over $7.5 billion. Prior to April 18, 2012, the Adviser was entitled to a fee for providing investment advisory services at the annual rate of 0.90% of the first $7.5 billion of average daily net assets of the Fund, 0.88% of the next $2.5 billion of average daily net assets of the Fund and 0.85% of the average daily net assets of the Fund over $10 billion.

In the sub-section entitled “Investment Adviser” within the section entitled “Fund Management” beginning on page 150, the first sentence of the sixth paragraph is replaced with the following:

Under the advisory agreement for the Global High Income Fund, effective April 18, 2012, the Adviser is entitled to a fee for providing investment advisory services at the annual rate of 0.65% of the first $5.0 billion in average daily net assets, 0.63% on next $2.5 billion in average daily net assets, 0.60% on next $2.5 billion in average daily net assets, and 0.59% on daily net assets over $10 billion. Prior to April 18, 2012, the Adviser was entitled to a fee for providing investment advisory services at the annual rate of 0.65% of the average daily net assets of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

ARTIO GLOBAL FUNDS

Supplement dated April 19, 2012 to the

Statement of Additional Information dated March 1, 2012

Artio International Equity Fund

Artio International Equity Fund II

Artio Global High Income Fund

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (the “SAI”) and should be retained and read in conjunction with the SAI.

In the sub-section entitled “Investment Adviser” within the section entitled “Investment Advisory and Other Services” on page 61, the following replaces the existing language in the last paragraph with regard to the Artio International Equity Fund:

International Equity Fund[1]	0.90% of the first $5.0 billion in average daily net assets;
0.88% on the next $2.5 billion; and
0.85% on daily net assets over $7.5 billion
[1]	Prior to April 18, 2012, the Adviser was entitled to a fee for providing investment advisory services at the annual rate of 0.90% of the first $7.5 billion of average daily net assets of the Fund, 0.88% of the next $2.5 billion of average daily net assets of the Fund and 0.85% of the average daily net assets of the Fund over $10 billion.

In the sub-section entitled “Investment Adviser” within the section entitled “Investment Advisory and Other Services” on page 61, the following replaces the existing language in the last paragraph with regard to the Artio International Equity Fund II:

International Equity Fund II2	0.90% of the first $5.0 billion in average daily net assets;
0.88% on the next $2.5 billion; and
0.85% on daily net assets over $7.5 billion
[2]	Prior to April 18, 2012, the Adviser was entitled to a fee for providing investment advisory services at the annual rate of 0.90% of the first $7.5 billion of average daily net assets of the Fund, 0.88% of the next $2.5 billion of average daily net assets of the Fund and 0.85% of the average daily net assets of the Fund over $10 billion.

In the sub-section entitled “Investment Adviser” within the section entitled “Investment Advisory and Other Services” on page 61, the following replaces the existing language in the last paragraph with regard to the Artio Global High Income Fund:

Global High Income Fund[3]	0.65% of the first $5.0 billion in average daily net assets;
0.63% on the next $2.5 billion;
0.60% on the next $2.5 billion; and
0.59% on daily net assets over $10 billion
[3]	Prior to April 18, 2012, the Adviser was entitled to a fee for providing investment advisory services at the annual rate of 0.65% of the average daily net assets of the Fund.